  [RCM LOGO]



 GLOBAL TECHNOLOGY FUND

 ANNUAL REPORT
 1995

                           RCM GLOBAL TECHNOLOGY FUND
                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


         The RCM Global Technology Fund (the "Fund") commenced operations on December 27, 1995. The Fund returned 0.40% for the period from December 27 to December 31, 1995, compared to 0.23% for the S&P 500, 0.93% for the Russell Midcap Index, -0.22% for the Lipper Science & Technology Index, and -0.48% for the Hambrecht and Quist Technology Index for the same period. Given the Fund's limited performance history for 1995, we thought it would be appropriate to discuss how RCM Capital Management, a California Limited Partnership ("RCM"), the Fund's investment manager, has positioned the portfolio as the Fund embarks on its first full year of performance.

         At the start of 1996, the technology sector continued the correction that began in the fall of 1995, with several high profile mutual funds making headlines as they significantly reduced their technology weightings. Because 1995 was such an outstanding year for most technology stocks, the first half of 1996 may prove to be a period of consolidation for the technology sector. Therefore, RCM has diversified the portfolio across many segments as the new year begins. In this period of uncertainty, RCM is focusing the portfolio on high quality companies that are leaders in their industries or are participating in high growth areas. In addition, the Fund owns several stocks across various sectors that have compelling valuation, because RCM believes their value exceeds present perceptions of their worth.

         The two largest sectors represented in the Fund are Electronics/New Technology and Technology Services, which encompass a broad spectrum of technology stocks. Within these broad categories, RCM has focused on several sub-sectors or areas.

         For example, the Fund has significant investments in the communications and networking areas. The rush to the Internet and Intranet (the name for internal Internets inside of companies) are creating a major need to upgrade the infrastructure of corporations and entire countries to accommodate the era of network computing. The upgrading of the telecommunications infrastructure is a global phenomenon that should continue for many years. RCM is positioning the Fund to take advantage of this revolution.

         RCM is also attracted to the business and technical software areas. These areas have high secular growth rates and moderately high valuations that are still less than their growth rates. Companies in these areas are benefiting from the deployment of distributed computing by enterprises as they re-engineer themselves for lower costs and higher productivity. The companies RCM favors supply the databases, operating systems, training systems and utilities to run these environments. RCM believes these companies will grow even in a challenging environment.

         RCM has also initiated what it considers to be starter positions in some of the wireless and consumer software areas. RCM thinks prospects will be favorable in the future, and the companies' low stock valuations more than compensate for the near-term issues of slowing demand in cellular service and existing game systems. Although RCM does not know the precise timing of sentiment, it anticipates that investor enthusiasm for these stocks will hit bottom soon, and so has initiated positions now.

         In addition, the systems integration and processing area is well represented in the Fund. The companies chosen are characterized by consistent growth, a high percentage of recurring revenue, and, therefore, a predictable earnings stream. During periods of uncertainty, RCM has found that investors gravitate towards these companies, and expects that this trend will continue.

         Finally, while in general RCM anticipates that the semiconductor and components area will be under extended pressure as supply catches up with demand, the Fund has invested in several specialty semi-conductor companies. These companies are typically grouped within the commodity memory companies but actually have distinct businesses. This group of companies sells value-added, proprietary products that are critical components to their customers and that are frequently sole-sourced. These companies tend to have consistently high returns or improving returns on sales.

         There are also several other sectors in which the Fund has minor positions because RCM believes that they represent long-term or unique opportunities. For example, the Fund has modest investments in the computer hardware industry. The companies selected tend to have gone through major restructuring, have improving margins and are selling at low price-to-earnings ratio. In addition, the Fund has purchased several stocks from the healthcare industry. RCM believes the defensive characteristics of this group are ideal in this environment.

         While the first part of 1996 may prove to be volatile for technology stocks, RCM believes the Fund is positioned to take advantage of periodic rebounds during a time of excess pessimism. Although the slowing economy is currently affected the growth rate of many technology companies, RCM anticipates that during the coming year, governments around the world will begin to stabilize and stimulate their economies, and the focus will shift. At that time, companies and investors will again turn their attention to technology opportunities. Whatever this correction period brings, RCM believes that technology will be a major force in the global economy for at least the next ten years and intends to take advantage of the opportunities offered by this dynamic area.

                         RCM GLOBAL TECHNOLOGY FUND
                 INVESTMENTS IN SECURITIES AND NET ASSETS
                             DECEMBER 31, 1995

                                                              % OF
  SHARES       COUNTRY        EQUITY INVESTMENTS           NET ASSETS   MARKET VALUE
----------   -----------   ------------------------------  ----------  --------------
AEROSPACE AND DEFENSE                                         1.9%

     250        US         Sundstrand Corp.                               $ 17,594

COMMUNICATION SERVICES                                        2.3%

     470        US         AirTouch Communications Inc.*                    13,277
     160        US         MFS Communications Inc.*                          8,520
                                                                          --------
                                                                            21,797
                                                                          --------

COMPUTER AND OFFICE SERVICES                                  9.9%

     190       JPN         Canon Inc. ADR                                   17,361
     490        US         Dell Computer Corp.*                             16,966
     270        US         Digital Equipment Corp.*                         17,314
   1,100        US         EMC Corp.*                                       16,912
     190        US         International Business Machines                  17,432
     600        US         STAC Inc.*                                        8,625
                                                                          --------
                                                                            94,610
                                                                          --------
BIOTECHNOLOGY                                                 1.7%

     540        US         Centocor Inc.*                                   16,672

ELECTRONICS AND NEW TECHNOLOGY                               30.5%

     770        US         Allen Group Inc.                                 17,230
     330        US         Altera Corp.*                                    16,418
     370        US         Analog Devices Inc.*                             13,089
     220        US         Cabletron Systems Inc.*                          17,820
     230        US         Cisco Systems Inc.*                              17,164
     670       SWDN        Ericsson LM Telephone Co. ADR                    13,065
     210        US         Glenayre Technologies Inc.*                      13,073
     290        US         Intel Corp.                                      16,458
     520        US         LSI Logic Corp.*                                 17,030
     370        US         Maxim Integrated Products Inc.*                  14,245
     230        US         Microchip Technology Inc.*                        8,395
     410        US         Netcom On-line Communication*                    14,760
     330       FIN         Nokia Corp. Sponsored ADR                        12,829
     200        US         Qualcomm Inc.*                                    8,600
     820        US         Semtech Corp.*                                   15,990
     350        FR         SGS Thomson Microelectronics NV*                 14,088
     350        US         StrataCom Inc.*                                  25,725
     190        US         U S Robotics Corp.                               16,673
     560        US         Vishay Intertechnology Inc.                      17,640
                                                                          --------
                                                                           290,292
                                                                          --------

*Non-incoming producing
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         RCM GLOBAL TECHNOLOGY FUND
                 INVESTMENTS IN SECURITIES AND NET ASSETS
                             DECEMBER 31, 1995

                                                              % OF
  SHARES       COUNTRY        EQUITY INVESTMENTS           NET ASSETS   MARKET VALUE
----------   -----------   ------------------------------  ----------  --------------
HEALTH CARE                                                   5.1%

     380        US         American Oncology Resources Inc.*              $ 18,477
   1,210        US         Curative Technologies Inc.*                      17,242
     300        US         Renal Treatment Centers Inc.*                    13,200
                                                                          --------
                                                                            48,919
                                                                          --------

MEDIA SERVICES                                                1.4%

   1,060        BER        Comcast UK Cable Partners Ltd.*                  13,250

TECHNOLOGY SERVICES                                          25.6%

     470        US         America Online Inc.*                             17,625
     350       IRE         CBT Group PLC Sponsored ADR*                     18,550
     430        US         Ceridian Corp.*                                  17,737
     440        US         Citrix Systems Inc.*                             14,300
     300        US         Computer Associates Intl Inc.                    17,063
     250        US         Computer Sciences Corp.*                         17,562
     700        US         Electronics Arts Com.*                           18,287
     260        US         First Data Corp.                                 17,387
     590        US         Informix Corp.*                                  17,700
     500        US         Medaphis Corp.*                                  18,500
     200        US         Microsoft Corp.*                                 17,550
     400        US         Oracle Corp.*                                    16,950
     570        US         PMT Services Inc.*                               17,243
     290        US         Sterling Software Inc.*                          18,089
                                                                          --------
                                                                           244,543
                                                                          --------

UTILITIES                                                     1.8%

     990        FR         Alcatel Alsthom ADR                              17,325
                                                                          --------

TOTAL EQUITY INVESTMENTS  (COST $761,149) (a)                 80.2%        765,002
                                                                          --------

                           OTHER ASSETS LESS LIABILITIES      19.8%        188,702
                                                                          --------

                           NET ASSETS                        100.0%       $953,704
                                                                          --------
                                                                          --------

*Non-incoming producing
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         RCM GLOBAL TECHNOLOGY FUND
                 INVESTMENTS IN SECURITIES AND NET ASSETS
                             DECEMBER 31, 1995

(a) For Federal income tax purposes, cost is $761,149 and unrealized appreciation (depreciation) of equity securities is as follows:

          Unrealized appreciation        $10,971

          Unrealized depreciation         (7,118)
                                         -------
          Net unrealized appreciation    $ 3,853
                                         -------
                                         -------

The Fund's investments in securities at December 31,1995 categorized by country:

                                            % of
          Country                        Net Assets
          -------                        ----------
          Bermuda                           1.4%
          Finland                           1.3%
          France                            3.3%
          Ireland                           1.9%
          Japan                             1.8%
          Sweden                            1.4%
          United States                     88.9%
                                           -----
                                           100.0%
                                           -----
                                           -----


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           RCM GLOBAL TECHNOLOGY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

ASSETS:
  Investments in securities, at value (cost $761,149)(Note 1)        $  765,002
  Cash                                                                  900,000
  Deferred organizational costs (Note 5)                                 75,000
  Receivable for Fund shares sold                                        50,000
                                                                     ----------
    Total Assets                                                      1,790,002
                                                                     ----------
LIABILITIES:
  Payable for investments purchased                                     761,149
  Payable for deferred organizational costs                              75,000
  Payable for miscellaneous expenses                                        149
                                                                     ----------
    Total Liabilities                                                   836,298
                                                                     ----------
NET ASSETS                                                           $  953,704
                                                                     ----------
                                                                     ----------
NET ASSET VALUE PER SHARE
  ($953,704 DIVIDED BY 94,980 shares outstanding)                    $    10.04
                                                                     ----------
                                                                     ----------
NET ASSETS CONSIST OF:
  Paid in capital                                                    $  950,000
  Accumulated net investment loss                                          (149)
  Net unrealized appreciation of investments                              3,853
                                                                     ----------
NET ASSETS                                                           $  953,704
                                                                     ----------
                                                                     ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         RCM GLOBAL TECHNOLOGY FUND
                           STATEMENT OF OPERATIONS
                FROM DECEMBER 27, 1995* TO DECEMBER 31, 1995

INVESTMENT INCOME:
  Income:
    Dividends                                                      $    5
                                                                   ------
      Total income                                                      5
                                                                   ------

  Expenses:
    Investment management fees (Note 6)                               113
    Miscellaneous expenses                                             41
                                                                   ------
      Total expenses                                                  154
                                                                   ------

        Net investment loss                                          (149)
                                                                   ------

NET UNREALIZED APPRECIATION ON INVESTMENTS                          3,853
                                                                   ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $3,704
                                                                   ------
                                                                   ------

------------------
*    Commencement of operations.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          RCM GLOBAL TECHNOLOGY FUND
                      STATEMENT OF CHANGES IN NET ASSETS
                 FROM DECEMBER 27, 1995* TO DECEMBER 31, 1995

OPERATIONS:
     Net investment loss                                         $   (149)

     Net unrealized appreciation on investments                     3,853
                                                                 --------

     Net increase in net assets resulting from operations           3,704

NET INCREASE FROM CAPITAL SHARES TRANSACTIONS (NOTE 3)            850,000
                                                                 --------

NET INCREASE IN NET ASSETS                                        853,704

NET ASSETS:
       Beginning of period                                        100,000
                                                                 --------
       End of period                                             $953,704
                                                                 --------
                                                                 --------

------------------
*    Commencement of operations.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          RCM GLOBAL TECHNOLOGY FUND
                             FINANCIAL HIGHLIGHTS



Selected data for each share of capital stock outstanding are as follows:

                                                             December 27, 1995
                                                               (commencement
                                                             of operations) to
                                                             December 31, 1995
                                                             -----------------
PER SHARE OPERATING PERFORMANCE:

     Net asset value, beginning of period                         $10.00
                                                                  ------
     Net investment loss                                             -
                                                                  ------

     Net realized and unrealized gain on investments                0.04
                                                                  ------
     Net increase in net asset value
          resulting from investment operations                      0.04
                                                                  ------
NET ASSET VALUE, END OF PERIOD                                    $10.04
                                                                  ------
                                                                  ------

TOTAL RETURN                                                        0.40% *
                                                                  ------
                                                                  ------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                              $  954
                                                                  ------
                                                                  ------

Ratio of expenses to average net assets                             0.00% **
                                                                  ------
                                                                  ------
Ratio of net investment loss to
     average net assets                                            (0.02%) **
                                                                  ------
                                                                  ------

Portfolio turnover                                                  0.00%
                                                                  ------
                                                                  ------

------------------
* Total return measures the change in value of an investment over the period indicated.
**   Not Annualized.  Fund was in operation for five days, ratios are not meaningful.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          RCM GLOBAL TECHNOLOGY FUND
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 1995


1.  SIGNIFICANT ACCOUNTING POLICIES

    RCM Global Technology Fund (the "Fund") is a non-diversified, no-load series of RCM Equity Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities.

    A.  SECURITIES VALUATIONS:

    Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value.

    Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

    B.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

    Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on an identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily.

    C.  FOREIGN CURRENCY TRANSLATIONS:

    The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date, sales, forward foreign currency contracts and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation

                           RCM GLOBAL TECHNOLOGY FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995


    1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation and depreciation on investments.

    D.  FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

    E.  DISTRIBUTIONS:

    Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.  INVESTMENT IN FOREIGN SECURITY AND CURRENCY

    Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Fund's investments in foreign and emerging markets will subject the Fund to the risk of foreign currency exchange rate fluctuations, perceived credit risk and adverse economic and political developments.

3.  CAPITAL SHARES

    At December 31, 1995, there were 1,000,000,000 shares of the Company's capital stock authorized, at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of the Fund and 950,000,000 remain unclassified. There were 84,980 shares sold for a total of $850,000 from December 27, 1995 (commencement of operations) to December 31, 1995.

    At December 31, 1995, two affiliated shareholders individually held greater than 10% and, in aggregate held 53%, of the outstanding shares of the Fund.

4.  PURCHASES AND SALES OF SECURITIES

    Purchases of investment securities by the Fund, excluding short-term securities, aggregated $761,149 and there were no sales of investment securities for the period ended December
    31, 1995.

                           RCM GLOBAL TECHNOLOGY FUND
                         NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 1995


5.  DEFERRED ORGANIZATIONAL COSTS

    Costs incurred by the Fund in connection with its organization aggregated $75,000. These costs are being amortized on a straight-line basis for a five-year period beginning at the commencement of the Fund's operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organizational expense allocable to the shares redeemed.

6.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    RCM Capital Management, a California Limited Partnership ("RCM"), is the Fund's investment manager. RCM manages the Fund's investments, provides various administrative services, and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors. The Fund pays investment management fees monthly to RCM at an annualized rate of 1.00% of the Fund's average daily net assets.

    RCM has voluntarily agreed, until at least December 31, 1996, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 1.75% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse RCM for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap.

    In December 1995, RCM entered into an Agreement of Purchase and Sale pursuant to which RCM will become a wholly owned subsidiary of Dresdner Bank AG, an international banking organization headquartered in Frankfurt, Germany. It is expected that the day-to-day operations of RCM will not be affected and that the individuals who are primarily responsible for the management of the Fund's portfolio will remain the same. The closing of the transaction is subject to a number of contingencies, including the receipt of certain regulatory approvals. The transaction is currently expected to close in mid-1996. Because the transaction will constitute an "assignment" of the Fund's management agreement with RCM under the Investment Company Act of 1940, and thus a termination of such management agreement, the Fund will seek prior approval of a new management agreement from the Fund's Board of Directors and shareholders prior to the closing of the transaction. The terms of the new management agreement are expected to be substantially the same as those of the current management agreement.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of RCM Equity Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of RCM Global Technology Fund (the "Fund"), including the statement of investments in securities and net assets as of December 31, 1995, and the related statement of operations, the statement of changes in net assets and financial highlights for the period from December 27, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RCM Global Technology Fund as of December 31, 1995, the results of its operations, the changes in its net assets and financial highlights for the period from December 27, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND, L.L.P.

Boston, Massachusetts
February 9, 1996